Earnings per Share	12 Months Ended
Dec. 31, 2017
Text Block1 [Abstract]
Earnings per Share
24.	Earnings per Share

The profit or loss for the year and the weighted average number of shares used in the calculation of earnings per share are as follows:

	(In millions of yen, except number of shares)

	2015	2016	2017
Profit for the year attributable to the shareholders of the Company from continuing operations	6	8,745	8,091
Loss for the year attributable to the shareholders of the Company from discontinued operations	(7,588)	(1,982)	(13)

Total (loss)/profit for the year attributable to the shareholders of the Company for basic earnings and diluted earnings per share	(7,582)	6,763	8,078

Weighted average number of total common shares and class A shares	174,992,000	194,083,995	221,405,391
Weighted average number of total treasury shares	—	—	(459,843)
Weighted average number of common and class A shares for basic earnings per share(1)	174,992,000	194,083,995	220,945,548

Effect of dilution:
Stock options	18,805,566	20,790,013	16,559,789
Employee Stock Ownership Plan (J-ESOP)	—	—	47,369
Weighted average number of total common and class A shares adjusted for the effect of dilution(1)	193,797,566	214,874,008	237,552,706

(1)

Through the amendment of its articles of incorporation on June 15, 2015, the Company introduced a dual class structure of common shares and class A shares and converted all outstanding common shares into class A shares; therefore, the weighted average number of shares for the year ended December 31, 2016 includes the average number of common shares and class A shares for the year ended December 31, 2016. Additionally, through an amendment of its article of incorporation effective as of March 31, 2016, the Company terminated its dual class structure of commons shares and class A shares and converted all class A shares into common shares.

In calculating diluted earnings per share, share options outstanding and other potential shares are taken into account where their impact is dilutive.

Potential common shares used in the calculation of diluted earnings per share for the year ended December 31, 2015, included options representing 9,848,000 common shares and 15,836,500 class A shares which were outstanding as of December 31, 2015 as they had a dilutive impact. For the year ended December 31, 2015, diluted loss per share attributable to the shareholder of the Company is lower than basic loss per share attributable to the shareholders of the Company because of the effect of losses from the discontinued operations.

Potential common shares used in the calculation of diluted earnings per share for the year ended December 31, 2016, included options representing 22,911,500 shares which were outstanding as of December 31, 2016 as they had a dilutive impact.

Potential common shares used in the calculation of diluted earnings per share for the year ended December 31, 2017, included options representing 5,828,302 shares which were outstanding as of December 31, 2017 as their impact was dilutive.

The Company has granted 23,860 of stock options (warrants) to directors and executive officers of the Company and a director of a subsidiary with the grant date of July 18, 2017. Upon exercise of those stock options, common shares of 2,386,000 will be issued.

Moreover, the Company has issued 1,007,810 of new common shares through a third-party allotment in accordance with the introduction of the Employee Stock Ownership Plan (J-ESOP) on July 18, 2017.